Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliations of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at 31 December 2025 and 2024 to Form 5500:

	2025	2024

Net assets available for benefits per the financial statements	$2,823,408	$2,743,458
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(5,409)	(10,883)
Amounts allocated to withdrawing participants	(6)	(1,827)
Net assets available for benefits per Form 5500	$2,817,993	$2,730,748
The following is a reconciliation of benefits paid to participants per the financial statements for the year ended 31 December 2025 to the Form 5500:

2025

Benefits paid to participants per the financial statements	$335,556
Amounts allocated to withdrawing participants at 31 December 2025	6
Amounts allocated to withdrawing participants at 31 December 2024	(1,827)
Benefits paid to participants per Form 5500	$333,735
The following is a reconciliation of the net increase in net assets per the financial statements for the year ended 31 December 2025 to the Form 5500:

2025

Increase in net assets per the financial statements	$79,950
Change in the adjustment from contract value to fair value for fully benefit-responsive investment contracts	5,474
Change in amounts allocated to withdrawing participants	1,821
Net increase per Form 5500	$87,245